LAW OFFICES OF
CARMINE J. BUA
1660 Hotel Circle North, Suite 207
San Diego, California 92108
Telephone: (619) 280-8000
Fax: (619) 280-8001

December 15, 2006	File No. 3818F10/CL

Craig Slivka, Esq.

Staff Attorney

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mail Stop: 7010

Re:	Eastern Goldfields, Inc.

Second Amended Form 10-SB/A2

Response to Comment Letter of October 26, 2006 File No. 0-52151

Dear Mr. Slivka:

The undersigned is the U.S. Securities Attorney for Eastern Goldfields, Inc. (“EGI” or the “Company”).

Pursuant to the above-referenced comment letter, please be advised that the Company’s Second Amended Form 10-SB/A2 (the “Amendment”) amending its originally submitted Form 10-SB Registration Statement (the “Registration Statement”) and any amendments thereto is being concurrently submitted electronically.

A separate “hard copy” of this response letter and certain supplemental information as requested in your comment letter is being sent via Federal Express.

For purposes of convenience and ease of reference, please let this letter serve to specifically direct you to the revisions that were incorporated into the Amendment in response to your comment letter.

Craig Slivka, Esq.

December 15, 2006

The references and responses numbered below correspond directly to the numbered items in your comment letter dated October 26, 2006. Refer to the Item or information itemized for details.

Mineral Reserve, page 10

1.	We believe that this low grade material can be mined at a profit for the reasons set forth below:

1.1	Mineral Resources

The mineral resources used in the conversion to probable mineral reserves at the Lily Mine were estimated using the following principles and procedures:

(a)

At the Lily Mine, open pit mining has been on-going for more than 6 years. The production history and routine reconciliation of mineral reserve estimates with the results of actual open pit mining to a vertical depth of about 100 meters over a strike length of some 300 meters during that period allows for accurate validation of the mineral resource estimation methods used on the mine.

(b)

Each 5 meter deep bench of the open pit contained some 1,500 rip-line samples at a line spacing of 5 meters along strike and at sample points spaced at 1 meter intervals along each line. From these detailed sampling results, a comprehensive geological and mineralization data base was constructed, enabling EGI’s Competent Persons to model the grade distribution and variability within the Lily ore body with a reasonably high degree of confidence.

(c)

During the 6 year period of open pit production at the Lily Mine, resource estimation has been based on Gemcom computer modeling software. Detailed reconciliation of the Gemcom block model estimates, using routine mine sampling and borehole drilling data, returned results of within 6% of the actual tonnes and grade mined. The reconciliation also indicated that the optimal sample spacing distance that should be used to account for the grade variability in the Lily ore body, within a 95% level of estimation

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December 15, 2006

confidence, is 25 meters (i.e. any denser spacing will not materially improve the estimation). At that spacing, resource estimates of mineralized material in the Lily Mine ore body qualify for the category of measured resource.

(d)

Typically, when drilling for mineral reserve extensions in Archaean greenstone belt gold mine deposits from surface in South Africa, the diamond-drill boreholes are spaced at intervals generally exceeding 50 meter centers. In keeping with this general practice, the boreholes used to estimate the underground mineral resources below the open pit at the Lily Mine were spaced to intersect the Lily Mine ore body at approximately 50 meter centers in the vertical plane of the deposit, where possible. In some areas of the ore body, the spacing is closer than 50 meters whereas, in other areas, it exceeds 50 meters. The enclosed Figure 1 (Lily Mine Vertical Projection Main Reef Diamond Drilling) is a longitudinal section (vertical projection) through the Lily Mine ore body illustrating the intersection points of the diamond drill boreholes in the vertical plane of the ore body.

(e)

It was on this basis, and also taking into consideration the detailed knowledge that EGI’s Competent Persons have on the geology and mineralization in the Lily ore body from existing mineral reserve and mining experience, that the geological and grade continuity of the ore body was modeled with a high level of confidence to at least the limit of depth of the Phase 2 drilling program (16 Level). EGI’s Competent Persons, who also have extensive mineral reserve estimation experience in other Archaean greenstone gold deposits in Africa, considered that the diamond drill spacing used for mineral resource estimation at the Lily Mine was adequate for delineating different areas within the “envelope” of mineralized material in the Lily ore body and defining these as different categories of mineral resources.

(f)

The application of standard geostatistical estimation techniques (e.g. Gemcom block modeling) was tested on the diamond-drilling sampling results, and these were compared against two other methods of block estimation commonly used on other greenstone belt gold mines in the region. One is based on a triangulation

Craig Slivka, Esq.

December 15, 2006

method, where each corner of a triangular resource block is fixed to a borehole intersection in the ore body, and the other being a polygonal method, where the resource blocks are polygons centered on the borehole intersections.

(g)

The results of the Gemcom geostatistical block model estimate were compared with the different geometric estimations, and it was found that the resultant stope grades for the planned underground mining using the geometric triangulation method returned the most realistic values when reconciled against the current mining grades within different facies (mineralized domains) of the ore body. The enclosed Figure 2 (Lily Mine Vertical Projection showing Mineral Reserve Blocks at 31 March 2006) is a longitudinal section (vertical projection) through the Lily ore body illustrating the triangulated resource blocks. The detailed reconciliation, comparing actual production results with expected production as determined from the ore deposit model used in the mineral resource estimation, provided a sufficiently high level of confidence in the assumptions of geological and grade continuity to within reasonable predictive ranges of the underground diamond drilling intersections in the Lily ore body to enable EGI’s Competent Persons to delineate measured and indicated resource domains. The enclosed Figure 3 (Lily Mine Vertical Projection showing Mineral Resources at 31 March 2006) is a longitudinal section (vertical projection) through the Lily ore body illustrating the areas delineated by EGI’s Competent Persons as measured and indicated resources, and also showing the outline of the area within these mineral resources which have been categorized as mineral reserves.

1.2	Prefeasibility Study / Mineral Reserves

Having satisfied the 2005 SEM Guide criteria for categorizing the Lily Mine mineral resources below 4 Level to the depth limit of the Phase 2 diamond drilling as measured and indicated resources, EGI’s Competent Persons applied the relevant modifying factors based on technical and economic parameters determined with reasonable justification from the prefeasibility study.

Craig Slivka, Esq.

December 15, 2006

The prefeasibility study is appropriately defined and professionally scoped, both technically and economically, to establish the engineering parameters and modifying factors within reasonable limits of error based on the economic viability of mining the respective mineral resources using the mining methods envisaged. In this regard, EGI’s Competent Persons believe that it meets the 2005 SME Guide criteria for a Mineral Reserve Declaration Report.

The technical and commercial assumptions used in the prefeasibility study were based on a combination of actual results of current mining and metallurgical extraction at the Lily Mine, pertinent information gleaned from other underground gold mines in the region exploiting deposits of a similar nature as the Lily ore body, and the studies undertaken by various consultants respectively experienced in the numerous facets of underground mine design in southern African greenstone gold vein (lode) deposits.

EGI’s management team has 5 registered professionals each with at least 20 years experience in Archaean greenstone gold mining. The substantial depth of EGI’s management experience in Archaean greenstone underground gold mine planning and operating in southern Africa has contributed to the company placing an appropriate level of confidence in the assumptions, estimates and forecasts embodied in the prefeasibility study. In this regard, it is incorrect to assume that EGI’s management is operationally inexperienced in the mining technology proposed in the prefeasibility study.

In the opinion of EGI’s Competent Persons, the prefeasibility study, furthermore, meets the 2005 SEC Guide requirements of a Mineral Reserve Declaration Report on the grounds that it provides adequate evidence to assume reasonable certainty that there are no likely impediments (technically, economically or legally) to the proposed underground mining extensions of the ore reserves in the Lily Mine open pit being established.

The forecasts of the gold price used in the prefeasibility study are reasonable and supported by available evidence, and the viability of the proposed operations have been appropriately sensitized to price fluctuations. These factors demonstrate the economic justification for

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December 15, 2006

mining those portions of the mineral resources defined as mineral reserves.

Since the prefeasibility study has been based, to a large extent, on EGI management’s historical mining experience at the Lily Mine (and elsewhere in the region), and on its knowledge of the open pit mineral reserves mined over the past 6 years, sufficient confidence is placed on the estimation of contiguous mineral reserves underground.

Although the defined mineral reserves have been converted from both measured and indicated resources, EGI’s Competent Persons believe that, until the definitive pre-funding feasibility study (“bankable feasibility study”) is completed for the total area envisaged to be mined from underground, the prevailing degree of uncertainty regarding some of the mining-related modifying factors is such that it is currently inappropriate to convert the measured resources into proven reserves.

For the reasons stated above, there is reasonable justification for converting the relevant underground mineral resources into probable mineral reserves as defined in EGI’s mineral reserve statement.

Accordingly based upon the forgoing, we respectfully submit that our disclosed reserve estimate should remain as is and not be reduced as requested. Still further, the financial statements should not be revised to reflect your requested reduction in reserves.

2.

An analysis of the maximum tailings capacity at our current mill and its impact on the tonnage and grade of material that can be mined from our underground operation is disclosed at page 11. In that we have demonstrated sufficient capacity to process the material from the underground operation, the reserve estimates from these tailings need not be removed from our reserve estimate.

3.	The price used to estimate reserves are now been disclosed at page 12 in both Rand per kilogram and dollars per ounce with associated currency factors.

Craig Slivka, Esq.

December 15, 2006

The Company’s Mining Consultant, page 12

4.	The details of our agreement with Hatch Associates is now disclosed at page 12. We will be submitting via separate letter a request for confidential treatment under rule 24b-2.

5.	Our written agreement with Behre Dolbear is now disclosed in Exhibit 10.19. The financial terms of this agreement are also disclosed at page 13.

Reports to Security Holders, page 13

6.	The SEC address has been corrected.

Risk Factors, page 13

7.	The phrase “...in the document” has been added.

Item 2 – Management’s Discussion and Analysis, page 19

8.

The numbers presented in tables on page 20 have been updated for 2006 to reflect the six months ended June 30, 2006. The table presenting operating profit/loss has been revised to disclose how these numbers were calculated. The explanatory note provides the basis for any difference in the numbers set forth in this table versus the numbers in the financial statements.

9.	The impact of exchange rates is now disclosed at page 26.

Lily Mine Area, page 30

10.	This section has now been updated through August 28, 2006. The submission of this report and the amount paid to date has also been disclosed.

Biographical Information, page 36

11.

The nature of business conducted by Crystalix International, Inc., Seaena, Inc., Ryan Capital Management, Inc., Bascom Global Internet Services, Inc., and Charan Industries, Inc. have been disclosed. Further, the

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December 15, 2006

common ownership relationship among these named businesses has been disclosed.

Financial Statements for the Year Ended December 31, 1005

Consolidated Statement of Stockholders’ Equity, page F-7

12.

We have attached an updated Consolidated Statements of Shareholders’ Equity showing the equity structure of EGI from December 31, 2004 to October 1, 2005. In addition, we have included transactions through February 2, 2006 which explains the equity transactions entered into by EGI. Reference is made to Notes A through J of the statements which provides the requested narrative explanation.

13.

61.22% of voting rights of the post-merger registrant were owned by EGL’s former shareholders immediately after the October 1, 2005 merger. 0.75% of voting rights of the post-merger registrant were owned by EGI’s former shareholders immediately after the merger.

14.

The change in control came about via a combination of the purchase of shares from the former EGI shareholders and as a result of the issuance of restricted shares to the assignee of the EGSA shareholders, Stirling Nominees Limited for the entities transferred to EGSA.

The equity structure of EGI consisted totally of shares of common stock. A total of 5,176,991 Class A Preference shares were issued by EGSA to the EGL shareholders as part of the acquisition of the ordinary shares of EGL by EGSA. A total of 5,176,991 shares of EGI common stock are owned by Stirling Nominees Limited. These Class A Preference Shares are subject to executed offer and acceptance documents which will entitle these Class A Preference Shareholders to a maximum of 5,176,991 common shares. In order to achieve the desired post merger share structure, EGI was required to cancel 520,000 shares of common stock and also to issue 2,736,247 shares of EGI common stock to the EGSA shareholders’ assignee, Stirling Nominees Limited. These EGI common stock transactions were not completed until February 2, 2006. Also, please refer to our response to comment 12.

Craig Slivka, Esq.

December 15, 2006

Note 5 – Property, Plant and Mine Development, page F-19

15.

Please refer to our response to comment 1. Consequently, there should be neither a requirement to further impair the mining assets, or other assets, nor a need to adjust the respective depreciation, depletion and amortization calculations.

Mining Assets include:

•

Pre-production expenditure incurred during the development of a mine. Cost also includes borrowing costs, if any, capitalized during the construction period where such costs are financed by borrowings.

•	Expenditure incurred to develop new ore bodies, to define further mineralization in existing ore bodies and to expand the capacity of a mine.

Producing Assets:

These assets are recorded at cost less accumulated amortization and write-downs. Producing plant and equipment assets are amortized using the unit-of-production method on the ratio of tonnes of ore mined or processed to the estimated proven and probable mineral reserves. Other producing assets are amortized using the straight line method basis on the estimated useful lives of the assets. The estimated life of the producing assets ranges up to 10 years. Repairs and maintenance expenditures are charged to operations; major improvements and replacements which extend the useful life of an asset are capitalized and amortized over the remaining useful life of that asset.

Non-producing Assets:

These assets are recorded at cost less write downs. At the time of commercial production, the assets are reclassified as producing. During non-producing periods, no amortization is recorded.

In response to your comment that the diamond drilling used to estimate the indicated resources below the open pit should be classified as exploration

Craig Slivka, Esq.

December 15, 2006

stage drilling, it is important to note that the SME Industry Guide 7 defines exploration as the search for mineral deposits which are neither in the development nor the production stage. The diamond drilling below 4 Level at the Lily Mine (i.e. that used to estimate the measured and indicated resources) probed known extensions of an already commercially mineable deposit which, in terms of the SME Industry Guide 7 definitions, classifies the drilling as being in the development stage. This would allow the costs thereof to be capitalized.

Note 11 – Capital Stock, page F-22

16.

Please refer to the attached updated Consolidated Statements of Shareholders’ Equity provided in response to Comment No. 12 which we believe gives a better understanding of the transactions and their timing from October 1, 2005 to February 2, 2006.

17.

We confirm that the shares in question were not issued and outstanding as of December 31, 2005. EGI had intended to have 8,456,247 shares of common stock issued and outstanding as part of its recapitalization of EGL upon execution of the reverse acquisition with EGI. This was necessary in order to align the ownership interest of EGI and work within South African Exchange Regulations. As described in response to comment 12, these shares were issued on February 2, 2006. Since the required number of EGI common shares necessary to bring the capital structure of EGI were issued after December 31, 2005, they were not included in the weighted average shares outstanding at December 31, 2005 and 2004. In addition, since the inclusion of the EGI common stock issued after December 31, 2005 would be anti-dilutive the shares are not included in the calculation of the weighted average shares for the year ended December 31, 2005.

We reviewed the provisions of EITF 03-06 “Participating Securities and the Two Class Method under FASB 128”. It is our conclusion that since the shares of EGI common stock were or would have been required to be issued to effect the complete conversion of all of the EGSA Class A Preference Shares by June 30, 2006, that the impact of a full conversion of the EGSA A Class Preference Shares has been included fully in the calculation of diluted earnings per share for the six months ended June 30, 2006.

Craig Slivka, Esq.

December 15, 2006

18.	Our response as follows:

•	Please refer to our responses to your comment numbers 12, 13 and 14 above.

•

If Stirling Nominees is unable to procure the sale of any of the relevant number of EGI shares at a price equal to or exceeding the offer acceptance price during the sale period then A Class Shareholder (the “Offeree”) will be contacted accordingly. In this event, neither EGI nor Stirling Nominees are under any obligation to provide cash to this Offeree. For any unsold shares to be subsequently sold the Offeree will be required to complete a new form of acceptance, surrender and transfer and deliver it to EGI.

•

Accordingly, your assumption that we gave our common stock to Stirling Nominees without receiving any consideration for our common stock from Stirling Nominees is not correct. A portion of these shares were purchased from existing EGI shareholders as part of the overall transaction. A portion also of these shares were issued in consideration of the vend-in of the South African entities.

As for the legal obligation to fulfill our exchange offer to the A Class Preference shareholders, please note the following:

Pursuant to the offer document dated October 1, 2005 (the “Offer Document”), EGI has offered to acquire the A shares from the holders of A shares in EGSA (the “Offerees”) (the “Offer”). The Offer is open for acceptance by the Offerees for a period of twenty years from the effective date of the Offer, being October 1, 2005 (the “Offer Period”) either by way of a ‘share acceptance’ or a ‘cash acceptance’. Under a ‘share acceptance’ at any time during the Offer Period, the Offeree is entitled to exchange its A Shares for an equivalent number of Common Stock. Under a ‘cash acceptance’ taking place prior to the date on which the share capital of EGI is quoted on a recognized OTC market or listed on a Recognized Stock Exchange, the purchase consideration for each share in respect of which the offer is accepted shall, subject to the availability of cash resources the the Company, the lesser of the Rand equivalent of the Net Asset Value (“NAV”) divided by the number

Craig Slivka, Esq.

December 15, 2006

of EGI shares in issue at that date; or the price at which the shares were issued. Under a ‘cash acceptance’ after the date on which EGI’s share capital is quoted on a recognized OTC Market or listed on a Recognized Stock Exchange, EGI has the option to implement such purchase by procuring the sale during the sale period of the number of EGI shares which equals the number of shares that an offeree whishes to sell.

Accordingly, in that your understanding of the above discussed legal obligations with respect to the A Class Preference Shareholders is not correct, it will not be necessary to revise the classification of the A Class Preference Shares as a mezzanine item.

•	The following related agreement is provided in support of our explanation of the above responses and our related accounting treatment:

•	Share Services Agreement dated October 1, 2005 and attached Annexure A (The Offer) and Annexure B (The Acceptance)

Very truly yours,

CARMINE J. BUA, III

CJB:dmj

enclosures

cc: Eastern Goldfields, Inc. (via fax)

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